Commitments and Contingencies (Details Narrative) - USD ($)																3 Months Ended				6 Months Ended		12 Months Ended
	May 12, 2021	Apr. 07, 2021	Mar. 09, 2021	Dec. 14, 2020	Oct. 01, 2020	Oct. 01, 2020	Sep. 15, 2020	Sep. 01, 2020	Feb. 11, 2020	Jan. 15, 2020	Jul. 15, 2019	Jun. 15, 2019	Jun. 01, 2019	May 31, 2019	Oct. 15, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock awarded options to purchase																						1,500,000
Stock option exercisable price																$ 0.76				$ 0.76		$ 0.76
Shares issued during the period																	$ 50,000					$ 124,535
Operating lease liabilities																$ 2,061,740				$ 2,061,740		2,131,041
Operating lease, right of use asset																$ 1,915,507				1,915,507		1,979,181	$ 2,194,278
Operating cash outflows relating to operating lease liabilities																				$ 69,301		$ 237,605
Operating leases remaining term																7 years 1 month 17 days				7 years 1 month 17 days		4 years 6 months
Rent expense																				$ 164,066	$ 177,003	$ 341,129	$ 415,901
Excess alleged damages																				$ 15,000
Issuance of common stock for services, shares				2,500
Common stock, par value																$ 0.001				$ 0.001		$ 0.001	$ 0.001
Net loss																$ (836,172)	$ 7,240,183	$ (632,979)	$ (1,210,532)	$ 6,404,011	$ (1,843,511)	$ (3,973,128)	$ (8,271,852)
Lease payments amount																						(0)	$ 223,640
Operating leases expense																						$ 215,097
Operating leases discount rate																						4.50%
Bernard Moyle [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock awarded options to purchase							500,000
Paris Balaouras [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock awarded options to purchase							500,000
Roger Bloss [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock awarded options to purchase							500,000
Former Secretary and President [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration of past compensation			$ 501,085
Payment made for wage claim		$ 62,392
Issuance of common stock for services, shares									250,000
Former Secretary and President [Member] | Wages [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment made for wage claim		59,583
Former Secretary and President [Member] | Accrued Vacation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment made for wage claim		$ 2,854
Treasurer And Chief Financial Officer [Member] | John R Wheeler [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description														On May 31, 2019, the Company’s Treasurer and Chief Financial Officer, John R. Wheeler resigned and was immediately replaced by Laurence Ruhe. Mr. Wheeler is to receive a total of 250,000 shares of the Company’s $.001 par value common stock (the “Stock”) for all past services provided to the Company. The initial 125,000 shares of Stock were issued to Mr. Wheeler on or before June 15, 2019 and the remaining Stock shall be issued in twelve equal monthly installments of 10,417 shares per month commencing on July 1, 2019.
Issuance of common stock for services, shares												125,000		250,000
Common stock, par value														$ 0.001
Number of stock issued periodically														10,417
Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description						On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. On March 16, 2021, Mr. Kelly resigned in his position as Interim Chief Financial Officer		On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020.
Annual base compensation						$ 24,000		$ 105,000
Annual discretionary bonus percentage						400.00%		100.00%
Stock awarded options to purchase						500,000		500,000
Stock reserved for future issuance								667,000
Consideration of past compensation							$ 224,000
Stock option exercisable price								$ 0.75
Employment Agreement [Member] | Bernard Moyle [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description								On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3
Annual base compensation								$ 60,000
Annual discretionary bonus percentage								200.00%
Stock awarded options to purchase								500,000
Stock reserved for future issuance								500,000
Stock option exercisable price								$ 0.75
Employment Agreement [Member] | Jim Kelly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description					On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock.
Annual base compensation					$ 24,000	$ 24,000
Annual discretionary bonus percentage					400.00%	400.00%
Stock awarded options to purchase						500,000
Employment Agreement [Member] | Paris Balaouras [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual base compensation								$ 105,000
Annual discretionary bonus percentage								100.00%
Stock awarded options to purchase								500,000
Stock reserved for future issuance								667,000
Consideration of past compensation							$ 224,000
Stock option exercisable price								$ 0.75
Employment Agreement [Member] | Roger Bloss [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual base compensation								$ 105,000
Annual discretionary bonus percentage								100.00%
Stock awarded options to purchase								500,000
Stock option exercisable price								$ 0.75
Employment Agreement [Member] | Laurence Ruhe [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description													On June 1, 2019, the Company entered in an employment agreement with Mr. Laurence Ruhe to serve as the Company’s Chief Financial Officer. Mr. Ruhe shall serve a two-year term, effective June 1, 2019, with annual base compensation of $100,000 plus 46,836 of Stock to vest in twelve equal monthly installments of 3,903 shares commencing on July 1, 2019. Mr. Ruhe’s compensation will be reviewed annually and may be adjusted as determined by the Company’s Compensation Committee or Board.
Annual base compensation													$ 100,000
Number of stock to vest													46,836
Number of stock to vest, monthly													3,903
Employment Agreement [Member] | Richard S Groberg [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description											P3Y
Annual base compensation										$ 180,000
Compensation per month										$ 5,000
Number of restricted stock awards											400,000
Employment Agreement [Member] | Richard S Groberg [Member] | Material Definitive Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting percentage											25.00%
Employment Agreement [Member] | Richard S Groberg [Member] | Second Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting percentage											25.00%
Employment Agreement [Member] | Richard S Groberg [Member] | Third Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting percentage											25.00%
Employment Agreement [Member] | Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement						6 months
Employment Agreement [Member] | Chief Financial Officer [Member] | Jim Kelly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement						6 months
Employment Agreement [Member] | Chief Financial Officer [Member] | Laurence Ruhe [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement													2 years
Employment Agreement [Member] | Chief Cultivation Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement								3 years
Employment Agreement [Member] | Chief Cultivation Officer [Member] | Paris Balaouras [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement								3 years
Employment Agreement [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employment agreement description							On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020.
Term of employment agreement								3 years
Annual base compensation							$ 105,000
Annual discretionary bonus percentage							100.00%
Stock awarded options to purchase							500,000
Stock option exercisable price								$ 0.75
Employment Agreement [Member] | Chief Executive Officer [Member] | Roger Bloss [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement								3 years
Employment Agreement [Member] | Secretary/Treasurer [Member] | Bernard Moyle [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement								3 years
Employment Agreement [Member] | President [Member] | Richard S Groberg [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement											3 years
Employment Agreement [Member] | Terrence M Tierney [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of employment agreement															3 years
Annual base compensation															$ 10,000
Issuance of common stock for services, shares															500,000
Cost of goods and services sold															$ 20,000,000
Net loss															5,000,000
Proceeds from issuance or sale of equity															$ 50,000,000
Cooperation And Release Agreement [Member] | Mr Groberg [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares retained	100,000
Board of Directors Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dividend																								$ 3,750
Board of Directors Services Agreement [Member] | Directors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period							$ 15,000
Shares issued during the period							15,000